Guarantees, commitments, pledged assets and contingencies - Uses of Pledged Assets and Collateral (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	$ 808,264	$ 751,084
Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	808,264	751,084
Securities borrowing and lending [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	238,301	198,887
Obligations related to securities sold short [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	56,382	46,088
Obligations related to securities loaned or sold under repurchase agreements [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	292,335	305,788
Securitization [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	36,797	39,769
Covered bonds [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	64,926	71,307
Derivative transactions [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	73,686	50,100
Foreign governments and central banks [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	11,510	8,469
Clearing systems, payment systems and depositories [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	12,194	11,261
Other [member] | Uses of pledged assets and collateral [Member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	$ 22,133	$ 19,415